Average Annual Total Returns	Prospectus #1 Eaton Vance Emerging Markets Debt Fund J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I Inception Date	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Emerging Markets Debt Fund Class I After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric Emerging Markets Fund MSCI Emerging Markets Index One Year	Prospectus #2 Parametric Emerging Markets Fund MSCI Emerging Markets Index Five Years	Prospectus #2 Parametric Emerging Markets Fund MSCI Emerging Markets Index Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class A One Year	Prospectus #2 Parametric Emerging Markets Fund Class A Five Years	Prospectus #2 Parametric Emerging Markets Fund Class A Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric Emerging Markets Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class C One Year	Prospectus #2 Parametric Emerging Markets Fund Class C Five Years	Prospectus #2 Parametric Emerging Markets Fund Class C Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class I One Year	Prospectus #2 Parametric Emerging Markets Fund Class I Five Years	Prospectus #2 Parametric Emerging Markets Fund Class I Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 One Year	Prospectus #2 Parametric Emerging Markets Fund Class R6 Five Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 Ten Years	Prospectus #2 Parametric Emerging Markets Fund Class R6 Inception Date	Prospectus #3 Parametric International Equity Fund MSCI EAFE Index One Year	Prospectus #3 Parametric International Equity Fund MSCI EAFE Index Five Years	Prospectus #3 Parametric International Equity Fund MSCI EAFE Index Ten Years	Prospectus #3 Parametric International Equity Fund Class A One Year	Prospectus #3 Parametric International Equity Fund Class A Five Years	Prospectus #3 Parametric International Equity Fund Class A Ten Years	Prospectus #3 Parametric International Equity Fund Class A Inception Date	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric International Equity Fund Class I One Year	Prospectus #3 Parametric International Equity Fund Class I Five Years	Prospectus #3 Parametric International Equity Fund Class I Ten Years	Prospectus #3 Parametric International Equity Fund Class I Inception Date	Prospectus #3 Parametric International Equity Fund Class R One Year	Prospectus #3 Parametric International Equity Fund Class R Five Years	Prospectus #3 Parametric International Equity Fund Class R Ten Years	Prospectus #3 Parametric International Equity Fund Class R Inception Date	Prospectus #3 Parametric International Equity Fund Class R6 One Year	Prospectus #3 Parametric International Equity Fund Class R6 Five Years	Prospectus #3 Parametric International Equity Fund Class R6 Ten Years	Prospectus #3 Parametric International Equity Fund Class R6 Inception Date	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Cboe S&P 500 BuyWrite Indexsm Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund S&P 500® Index Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund ICE BofAML 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Blended Index One Year		Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Blended Index Life of Fund		Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I Inception Date	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions Life of Fund	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales One Year	Prospectus #4 Parametric Volatility Risk Premium - Defensive Fund Class I After Taxes on Distributions and Sales Life of Fund
Total	(1.80%)	4.60%	(3.30%)	4.58%	May 01, 2018	(5.32%)	2.33%	(1.94%)	2.53%	(2.54%)	9.87%	5.48%	(1.30%)	4.45%	2.95%	(1.26%)	4.25%	2.80%	(0.08%)	3.79%	2.58%	2.52%	4.79%	2.89%	4.50%	5.84%	3.77%	4.61%	5.90%	3.82%	Jul. 01, 2014	11.26%	9.54%	8.02%	2.77%	8.65%	7.56%	Apr. 01, 2010	1.66%	8.09%	7.06%	2.35%	7.09%	6.34%	8.70%	10.09%	8.42%	Apr. 01, 2010	8.14%	9.56%	7.97%	Aug. 10, 2015	8.69%	10.12%	8.44%	Aug. 10, 2015	20.47%	7.37%	28.71%	18.13%	0.05%	1.16%	13.71%	[1]	9.67%	[1]	17.97%	8.93%	Feb. 09, 2017	17.68%	8.66%	10.93%	7.28%

[1]	The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly.